Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 18, 2021	Sep. 17, 2018
Accounting Policies [Line Items]
Date of incorporation	Apr. 06, 2018	Apr. 06, 2018
Restricted investments	$ 2,567	$ 2,685	$ 2,268
Federal home loan bank stock par value per unit		$ 100	$ 100
Percentage of tax benefit to be realized for recognition in the income statement		50.00%	50.00%
Core deposit intangible assets expected life		10 years
Advertising expenses		$ 171	$ 37
Furniture and Fixtures [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful lives		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful lives		10 years
Non Voting Common Stock Warrants [Member]
Accounting Policies [Line Items]
Class of warrants or rights exercise price per share		$ 10
Class of warrants or rights term		10 years
Atlantic Community Bankers Bank (ACBB) [Member]
Accounting Policies [Line Items]
Restricted investments		$ 194	170
Federal Home Loan Bank (FHLB) [Member]
Accounting Policies [Line Items]
Restricted investments		$ 2,491	$ 2,062
Residential loans [Member]
Accounting Policies [Line Items]
Number of days past due for loans to be declared as deliquent	180 days	180 days	180 days
Consumer loans [Member]
Accounting Policies [Line Items]
Number of days past due for loans to be declared as deliquent	120 days	120 days	120 days
Stonebridge Bank [Member]
Accounting Policies [Line Items]
Business acquistion percentage of voting interests acquired					100.00%
Gnb Investments Inc [Member]
Accounting Policies [Line Items]
Business acquistion percentage of voting interests acquired				100.00%